Supplement, dated September 5, 2003,
                     to the Prospectus, dated April 21, 2003
                                       of
                     Seligman Portfolios, Inc. (the "Fund")

                                   ----------

                        Seligman Global Growth Portfolio
                   Seligman Global Smaller Companies Portfolio
                     Seligman International Growth Portfolio
        (each, a "Global Portfolio" and together the "Global Portfolios")

                         Seligman Common Stock Portfolio
                      Seligman Income and Growth Portfolio

On September 15, 2003, Wellington Management Company, LLP (the "Subadviser") will assume responsibility for providing investment advisory services to the Global Portfolios. J. & W. Seligman & Co. Incorporated (the "Manager") will continue to manage each Global Portfolio and the Subadviser will be subject to the Manager's supervision. These new subadvisory arrangements will not increase the fees payable by any Global Portfolio. The arrangements were approved by the Board of Directors of the Fund in respect of each Global Portfolio on September 4, 2003. The engagement of the Subadviser is also subject to approval of the shareholders of each Global Portfolio at a special meeting to be held on December 4, 2003.

The Subadviser was engaged because the Manager has decided to exit the global investment advisory business (other than the technology sector) and the Manager believes that each Portfolio will benefit from the Subadviser's extensive investment advisory experience. Engaging the Subadviser will permit the Manager to continue to make the Global Portfolios available to shareholders without requiring the Manager to maintain the costly infrastructure associated with a global investment advisory capability.

In connection with the engagement of the Subadviser, the Fund has also changed the portfolio managers for each Global Portfolio and certain of each Global Portfolio's principal investment strategies. Information about these changes is provided below.

At the September 4 meeting, the Board of Directors approved a new management agreement between the Fund, in respect of each Global Portfolio, and the Manager, as well as a new subadvisory agreement, in respect of each Global Portfolio, between the Manager and the Subadviser. These new agreements will not become effective until they are approved by shareholders of the Global Portfolios. Accordingly, the Board of Directors also approved the submission of the new agreements to shareholders for their consideration at a special meeting to be held on December 4, 2003. A definitive Proxy Statement will be sent to shareholders in advance of the special meeting. The Proxy Statement will discuss the factors considered by the Board of Directors in determining that the proposed arrangements with the Subadviser were fair and reasonable and that the new agreements should be submitted to shareholders for their approval.

The Board of Directors also approved an interim management agreement between the Fund, in respect of each Global Portfolio, and the Manager, and an interim subadvisory agreement, in respect of each Global Portfolio, between the Manager and the Subadviser, which will take effect on September 15, 2003 and will terminate if the new agreements are approved by the shareholders.

The fees payable by each Global Portfolio will not increase as a result of the engagement of the Subadviser. The fees of the Subadviser are paid by the Manager (not by the Global Portfolios), and the fees payable by each Global Portfolio to the Manager are unchanged, except that in connection with the engagement of the Subadviser, the Manager has agreed to lower the breakpoints in its fee schedules for Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio and Seligman International Growth Portfolio. Currently, with respect to each of the Global Growth Portfolio and International Growth Portfolio, the Manager receives a fee equal to an annual rate of 1.00% of the average daily net assets on the first $1 billion of net assets under management, 0.95% on the next $1 billion and 0.90% thereafter. Under the new fee schedules, with respect to each of the Global Growth Portfolio and International Growth Portfolio, the Manager will receive 1.00% on the first $50 million of net assets under management, 0.95% on the next $1 billion and 0.90% thereafter. Similarly, with respect to the Global Smaller Companies Portfolio, the Manager currently receives 1.00% on the first $1 billion of net assets under management, 0.95% on the next $1 billion and 0.90% thereafter. Under the new fee schedule, the Manager will receive 1.00% on the first $100 million of net assets under management and 0.90% thereafter. Under the interim arrangements referred to above, the fees payable by each Global Portfolio will be held in escrow until the new arrangements are approved by the shareholders.

The Subadviser is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. The Subadviser is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. The Subadviser and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2003, the Subadviser had approximately $337 billion in assets under management.

Under the interim and proposed new subadvisory agreements, the Subadviser is responsible for providing investment advisory services to each Global Portfolio. The Subadviser will also be responsible for selecting brokers for the execution of purchases and sales on behalf of each Global Portfolio.

Portfolio Managers

In connection with the engagement of the Subadviser, the Fund will also make the following changes to the portfolio managers for each Global Portfolio, effective September 15, 2003:

      Seligman Global Growth Portfolio and Seligman International Growth
Portfolio:

Andrew S. Offit, Senior Vice President of the Subadviser, will serve as the Portfolio Manager for the Seligman Global Growth Portfolio and the Seligman International Growth Portfolio. Mr. Offit joined the Subadviser in 1997 and has over 15 years of investment experience.


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

      Seligman Global Smaller Companies Portfolio:

Edward L. Makin, Vice President of the Subadviser, will co-manage the Seligman Global Smaller Companies Portfolio. Mr. Makin joined the Subadviser in 1994 and has over 15 years of investment experience.

Jamie A. Rome, Vice President of the Subadviser and CFA, will co-manage the Global Smaller Companies Portfolio. Mr. Rome began his career at the Subadviser in 1994 and has over 10 years of investment experience.

Principal Investment Strategies

The principal investment strategies of the Global Portfolios will change on September 15, 2003, as described below. In general, these changes reflect the Subadviser's bottom-up investment style, which focuses initially on analysis of individual companies and then industry or country considerations. The investment objectives of each Global Portfolio will not change. The information below supersedes the information in the Prospectus under the caption "Principal Investment Strategies" for each of Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio and Seligman International Growth Portfolio:

SELIGMAN GLOBAL GROWTH Portfolio

Principal Investment Strategies

The Portfolio uses the following principal investment strategies to seek its investment objective:

The Portfolio invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Portfolio may invest in high-quality, large and mid-capitalization companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. Typically, the Portfolio will invest in several countries in different geographic regions. Additionally, the Portfolio may invest up to 15% in emerging market equities.

The Portfolio uses an investment style that is focused on identifying growth sectors and global leading growth companies within these sectors.
Characteristics of a global leader include: a brand franchise with leading market share, a sustained competitive advantage, a forward-looking management team, and high relative earnings growth.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

      o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity or accelerating earnings growth)

      o     Quality management

      o     Strong possibility of multiple expansion


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

      o Unique competitive advantages (e.g., market share, proprietary products)

      o     Potential for improvement in overall operations

The Portfolio generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, or the stock's or industry's underlying fundamentals have deteriorated. The Portfolio may also sell a stock if the portfolio manager believes that negative country or regional factors or shifting in global trends may negatively affect a company's outlook, or to meet cash requirements.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Portfolio normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Portfolio also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Portfolio on reasonable terms in many situations, and the Portfolio may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO

Principal Investment Strategies

The Portfolio uses the following principal investment strategies to seek its investment objective:

The Portfolio generally invests at least 80% of its assets in equity securities of smaller US and non-US companies. The Portfolio may invest in companies domiciled in any country, although it typically invests in developed countries. The Portfolio is generally neutrally weighted across the major geographic regions.

The Portfolio uses an investment approach that is bottom-up focused, looking for both extended growth opportunities and special situations (including value stocks) within each region.


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

In selecting individual securities, the portfolio managers look for companies that they believe display the following characteristics:

      o Extended growth opportunities or special situations where there is a potential for improvement in overall operations

      o     A well articulated and believable business model

      o     Quality management

      o     Sustainable competitive advantage

      o     Strong financial characteristics

The Portfolio generally sells a stock if the portfolio managers believe its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, its underlying fundamentals have deteriorated, or the portfolio managers are finding better opportunities elsewhere. The Portfolio may also sell a stock if the portfolio managers believe that negative country or regional factors may affect a company's outlook, to manage risk in the Portfolio, or to meet cash requirements.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Portfolio normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Portfolio also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Portfolio on reasonable terms in many situations and the Portfolio may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Board of Directors may change the definition of "smaller companies" if it concludes that such a change is appropriate.


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

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO

Principal Investment Strategies

The Portfolio uses the following principal investment strategies to seek its investment objective:

The Portfolio invests primarily in high-quality, large and mid-capitalization growth companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Portfolio may invest in any country; however, it typically will not invest in the United States. It generally invests in several countries in different geographic regions.

The Portfolio generally invests in the common stock of medium- to large-sized companies in the principal international markets. However, it may also invest in companies with a lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

      o Attractive valuations relative to earnings and revenue forecasts or other valuation criteria (e.g., return on equity)

      o     Quality management

      o Unique competitive advantages (e.g., market share, proprietary products)

      o     Strong possibility of multiple expansion

      o     Potential for improvement in overall operations
            (hidden/unappreciated value)

The Portfolio generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Portfolio normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Portfolio also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.


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

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Portfolio on reasonable terms in many situations, and the Portfolio may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

                                    * * * * *

Effective immediately, the information below supersedes the information in the Prospectus under the caption "Portfolio Management" for the Seligman Common Stock Portfolio and the first two paragraphs under the caption "Portfolio Management" for the Seligman Income and Growth Portfolio:

SELIGMAN COMMON STOCK PORTFOLIO

Portfolio Management

The Portfolio is managed by Seligman's Core Equity Group, headed by Paul C. Guidone, CFA. Mr. Guidone is the Portfolio Manager of the Portfolio. Mr. Guidone is also the Portfolio Manager of Seligman Income and Growth Portfolio and Tri-Continental Corporation, as well as Seligman Common Stock Fund, Inc. and Seligman Income and Growth Fund, Inc. In addition, Mr. Guidone is also a Managing Director and Chief Investment Officer of Seligman and a member of its Management Committee.

Mr. Guidone joined Seligman as Chief Investment Officer and Managing Director in April 2001. Prior to joining Seligman, he was Deputy Chairman and Group Chief Executive Officer of HSBC Asset Management, an investment subsidiary of HSBC Holdings plc.

SELIGMAN INCOME AND GROWTH PORTFOLIO

Portfolio Management

The Portfolio is co-managed by Seligman's Core Equity Group, headed by Paul C. Guidone, CFA, and the investment grade team of Seligman's Fixed Income Team, headed by Christopher J. Mahony.


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

Mr. Guidone is the Portfolio Manager of the Portfolio. Mr. Guidone is also the Portfolio Manager of Seligman Common Stock Portfolio and Tri-Continental Corporation, as well as Seligman Common Stock Fund, Inc. and Seligman Income and Growth Fund, Inc. In addition, Mr. Guidone is also a Managing Director and Chief Investment Officer of Seligman and a member of its Management Committee. Mr. Guidone joined Seligman as Chief Investment Officer and Managing Director in April 2001. Prior to joining Seligman, he was Deputy Chairman and Group Chief Executive Officer of HSBC Asset Management, an investment subsidiary of HSBC Holdings plc.


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